Fees Summary	May 15, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	30,400.16
Total Transaction Valuation	220,131,515.16
Total Offset Amount	0.00
Net Fee	$ 30,400.16
Offering Table N/A
Offset Table N/A	N/A